American Beacon Advisors, Inc.
220 E. Las Colinas Blvd. Suite 1200
Irving, TX 75039

October 30, 2019

VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  American Beacon Apollo Total Return Fund
     1933 Act File No. 333-225559
     1940 Act File No. 811-23351

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Apollo Total Return Fund (the “Registrant”) hereby certifies (a) that the form of Statement of Additional Information used with respect to the Fund does not differ from that contained in Post Effective Amendment No. 3 (“Amendment No. 3”), and (b) that Amendment No. 3 was filed electronically.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/ Rosemary Behan
Rosemary Behan
Chief Legal Officer

cc: Kathy Ingber, Esq.
Jennifer R. Gonzalez, Esq.
K&L Gates LLP